Income Taxes (Details) - Net loss before provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net loss before provision for income taxes [Abstract]
U.S.	$ (10,375,292)	$ (15,765,490)
Foreign	(314,471)	(494,441)
Net loss before provision for income taxes	$ (10,689,763)	$ (16,259,931)